NOTES RECEIVABLE FROM PARTICIPANTS (Details) - EBP 001	12 Months Ended
	Dec. 31, 2025 USD ($) loan	Dec. 31, 2024
EBP, Contribution [Line Items]
Note receivable from participant, maximum borrowing to total account, percent	50.00%
Note receivable from participant, maximum borrowing amount	$ 50,000
Note receivable from participant, loan look back period	12 months
Note receivable from participant, minimum borrowing, amount	$ 1,000
Note receivable from participant, maximum number of outstanding participant loans | loan	2
Note receivable from participant, collateralized percentage of vested account balance	0.50
Note receivable from participant, loan setup fee	$ 75
Note receivable from participant, loan annual maintenance fee	$ 25
Minimum
EBP, Contribution [Line Items]
Participant loan, interest rate	3.75%	3.75%
Maximum
EBP, Contribution [Line Items]
Participant loan, interest rate	9.00%	9.00%